SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
The following table presents the various assumptions used to estimate the fair value of the Company's stock-based awards granted to employees and directors in the periods presented:

	Year ended December 31
	2015	2016	2017

Risk-free interest rate	0.17% - 1.76%	0.46% - 1.73%	0.81% - 2.08%
Expected volatility	43.49% - 50.31%	49.49% - 53.54%	52% - 56%
Early exercise factor	160% - 210%	150% - 200%	150% - 200%
Forfeiture rate post vesting	0% - 18%	5% - 20%	0% - 23%
Dividend yield	0%	0%	0%

Pro forma discontinued operations results
The results of the discontinued operations, including prior periods' comparable results, which have been retroactively reclassified as a separate line items in the statements of income, are presented below:

	Year ended December 31,
	2015	2016*

Costs and expenses	7,444	5,192
Impairment of intangible assets and goodwill	19,555	-
Gain on disposal of the discontinued operations	-	(1,750)
Loss before taxes on income	(26,999)	(3,442)
Taxes on income	-	795
Total net loss on discontinued operations	$(26,999)	$(2,647)